Derivatives	12 Months Ended
Dec. 31, 2022
Derivatives [Abstract]
Derivatives
12.	Derivatives

(1)	Derivatives as of December 31, 2021 and 2022 are as follows:

		2021		2022
		Current	Non-current	Current	Non-current

		In millions of won
Derivative assets
Currency forward	￦	559	6,899	648	17,432
Currency swap		125,877	506,957	236,470	589,300
—Trading		92,313	335,765	102,080	410,540
—Hedging		33,564	171,192	134,390	178,760
Interest rate swap		502	6,980	52,485	81,188
—Trading		502	6,980	52,485	81,188
—Hedging		—	—	—	—
Others (*3)		—	9	—	40,501

	￦	126,938	520,845	289,603	728,421

Derivative liabilities
Currency forward	￦	301	—	32,660	—
Currency swap		4,446	16,708	6,319	328,995
—Trading		4,446	15,576	6,319	302,415
—Hedging		—	1,132	—	26,580
Interest rate swap		2,544	28,138	—	2,735
—Trading		174	2,829	—	2,735
—Hedging		2,370	25,309	—	—
Others (*1,2,3)		—	25,894	6,015	56,027

	￦	7,291	70,740	44,994	387,757

(*1)
The Company has an obligation to settle the convertible preferred stock to financial investors pursuant to the settlement contract with Samcheok Eco Materials Co., Ltd. and the fair value of the obligation is recorded in ‘Others’(See note 47).

(*2)	The Company has granted stock option to Chester Solar IV SpA, a joint venture of the Company, and 4 other third party investors, and recognized its fair value as other derivative liabilities.

(*3)
The Company has an obligation to purchase the shares of Hyundai Green Power Co., Ltd., an associate of the Company from financial investors, and the fair value of the obligation is recorded in ‘Others’.

(2)	Currency forward contracts which are not designated as hedging instruments as of December 31, 2022 are as follows:

Counterparty	Contract date	Maturity date		Contract amounts			Contract exchange rate (in won)
				Pay	Receive

	In millions of won and thousands of foreign currencies except contract exchange rate information
Busan Bank	2022.12.08	2023.01.09	￦	9,237	USD 7,000	￦	1,319.50
Woori Bank	2022.12.09	2023.01.06		13,165	USD 10,000		1,316.45
Nonghyup Bank	2022.12.13	2023.01.10		10,430	USD 8,000		1,303.80
Kookmin Bank	2022.12.15	2023.01.16		12,988	USD 10,000		1,298.84
Hana Bank	2022.12.15	2023.01.17		28,632	USD 22,000		1,301.45
Standard Chartered	2022.12.16	2023.01.18		26,141	USD 20,000		1,307.05
Mizuho Bank	2022.12.16	2023.01.19		26,096	USD 20,000		1,304.80
JP Morgan	2022.12.19	2023.01.20		26,080	USD 20,000		1,304.00
Korea Development Bank	2022.12.19	2023.01.26		26,010	USD 20,000		1,300.50
Kookmin Bank	2022.12.19	2023.01.27		25,959	USD 20,000		1,297.93
Busan Bank	2022.12.21	2023.01.25		12,853	USD 10,000		1,285.25
Nonghyup Bank	2022.12.21	2023.01.26		14,134	USD 11,000		1,284.90
Hana Bank	2022.12.27	2023.01.30		18,992	USD 15,000		1,266.15
Standard Chartered	2022.12.28	2023.01.31		15,216	USD 12,000		1,268.00
Morgan Stanley	2022.12.28	2023.02.01		15,205	USD 12,000		1,267.10
Kookmin Bank	2022.12.29	2023.02.02		20,247	USD 16,000		1,265.44
Mizuho Bank	2022.12.29	2023.02.03		20,255	USD 16,000		1,265.95
Kookmin Bank	2022.12.30	2023.02.28		15,128	USD 12,000		1,260.70
Hana Bank	2022.12.06	2023.01.06		13,091	USD 10,000		1,309.05
Mizuho Bank	2022.12.15	2023.01.13		26,001	USD 20,000		1,300.07
MUFG	2022.12.19	2023.01.20		52,054	USD 40,000		1,301.35
MUFG	2022.12.20	2023.01.13		25,952	USD 20,000		1,297.60
MUFG	2022.12.29	2023.01.27		45,605	USD 36,000		1,266.80
Shinhan Bank	2022.11.03	2023.01.09		7,085	USD 5,000		1,417.00
JP Morgan	2022.11.07	2023.01.13		14,012	USD 10,000		1,401.20
JP Morgan	2022.11.25	2023.01.20		6,611	USD 5,000		1,322.10
JP Morgan	2022.12.29	2023.01.05		38,040	USD 30,000		1,268.00
Standard Chartered	2022.12.29	2023.01.05		25,358	USD 20,000		1,267.90
Mizuho Bank	2022.11.09	2023.01.06		13,681	USD 10,000		1,368.10
Nonghyup Bank	2022.12.27	2023.01.16		6,334	USD 5,000		1,266.70
Mizuho Bank	2022.11.11	2023.01.30		5,207	USD 3,842		1,355.05
Mizuho Bank	2022.11.11	2023.01.30		34,001	USD 25,000		1,360.05
Nonghyup Bank	2022.12.21	2023.02.23		3,603	USD 2,806		1,283.70
SMBC	2022.11.30	2023.01.20		USD 10,000	13,153		1,315.30
SMBC	2022.11.30	2023.02.16		USD 15,000	19,783		1,318.85
SMBC	2022.12.26	2023.03.23		USD 8,000	10,173		1,271.60
SMBC	2022.12.29	2023.03.28		USD 15,000	18,933		1,262.20
SMBC	2022.12.29	2023.06.13		USD 15,000	18,872		1,258.10
MUFG	2022.11.25	2023.02.08		13,175	USD 10,000		1,317.50
MUFG	2022.12.12	2023.02.27		33,947	USD 26,000		1,305.64
MUFG	2022.11.24	2023.01.30		13,234	USD 10,000		1,323.40
JP Morgan	2022.11.24	2023.01.30		13,830	USD 10,406		1,329.05
JP Morgan	2022.11.30	2023.01.17		13,163	USD 10,000		1,316.30
HSBC	2022.11.09	2023.01.30		42,627	USD 31,000		1,375.05

Counterparty	Contract date	Maturity date		Contract amounts			Contract exchange rate (in won)
				Pay	Receive

	In millions of won and thousands of foreign currencies except contract exchange rate information
HSBC	2020.10.19	2024.10.29	￦	140,913	USD 125,000	￦	1,127.30
Busan Bank	2022.10.25	2023.01.13		13,039	USD 9,090		1,434.50
MUFG	2022.10.25	2023.01.13		1,433	USD 1,000		1,433.18
Woori Bank	2022.11.08	2023.02.03		12,332	USD 8,918		1,382.80
Shinhan Bank	2022.11.09	2023.03.03		13,605	USD 10,000		1,360.50
MUFG	2022.11.10	2023.03.03		20,464	USD 15,000		1,364.27
Standard Chartered	2022.11.24	2023.04.07		17,612	USD 13,214		1,332.80
Standard Chartered	2022.12.01	2023.05.12		12,932	USD 10,000		1,293.20
Standard Chartered	2022.12.05	2023.05.12		3,121	USD 2,425		1,286.90
Woori Bank	2022.12.08	2023.05.12		13,145	USD 10,000		1,314.50
HSBC	2022.12.12	2023.06.09		19,482	USD 15,000		1,298.80
Busan Bank	2022.12.12	2023.06.09		19,479	USD 15,000		1,298.60
MUFG	2022.12.15	2023.06.09		19,386	USD 15,000		1,292.41
Shinhan Bank	2022.12.15	2023.06.09		19,397	USD 15,000		1,293.10
Standard Chartered	2022.12.15	2023.06.09		19,397	USD 15,000		1,293.10
HSBC	2022.12.22	2023.06.09		12,695	USD 10,000		1,269.45
Shinhan Bank	2022.12.22	2023.06.09		12,671	USD 10,000		1,267.10

(3)	Currency swap contracts which are not designated as hedging instruments as of December 31, 2022 are as follows:

	Contract year		Contract amount		Contract interest rate			Contract exchange rate (in won, USD)
Counterparty			Pay	Receive	Pay	Receive

	In millions of won and thousands of foreign currencies except contract exchange rate information
Standard Chartered	2014~2029	￦	102,470	USD 100,000	3.14%	3.57%	￦	1,024.70
Societe Generale	2014~2024		105,017	USD 100,000	4.92%	5.13%		1,050.17
Hana Bank	2015~2024		107,970	USD 100,000	4.75%	5.13%		1,079.70
Credit Agricole	2015~2024		94,219	USD 86,920	4.85%	5.13%		1,083.97
Woori Bank	2019~2027		21,708	USD 19,417	5.04%	6.75%		1,118.00
Woori Bank	2019~2024		296,000	USD 250,000	1.21%	2.50%		1,184.00
Korea Development Bank	2019~2024		177,600	USD 150,000	1.24%	2.50%		1,184.00
Hana Bank	2019~2024		118,400	USD 100,000	1.24%	2.50%		1,184.00
Woori Bank	2020~2025		241,320	USD 200,000	0.54%	1.13%		1,206.60
Korea Development Bank	2020~2025		241,320	USD 200,000	0.54%	1.13%		1,206.60
Kookmin Bank	2020~2025		120,660	USD 100,000	0.54%	1.13%		1,206.60
Kookmin Bank	2020~2026		76,355	USD 70,445	5.83%	6.00%		1,083.90
Woori Bank	2021~2026		118,170	USD 100,000	1.11%	1.13%		1,181.70
Korea Development Bank	2021~2026		118,170	USD 100,000	1.11%	1.13%		1,181.70
Hana Bank	2021~2026		118,170	USD 100,000	1.11%	1.13%		1,181.70
Hana Bank	2022~2025		385,800	USD 300,000	3.11%	3.63%		1,286.00
Woori Bank	2022~2025		257,200	USD 200,000	3.12%	3.63%		1,286.00
JP Morgan	2022~2027		128,600	USD 100,000	3.56%	4.00%		1,286.00
Woori Bank	2022~2027		128,600	USD 100,000	3.56%	4.00%		1,286.00
Kookmin Bank	2022~2027		128,600	USD 100,000	3.56%	4.00%		1,286.00
Korea Development Bank	2022~2026		283,820	USD 200,000	4.67%	5.38%		1,419.10
Hana Bank	2022~2026		141,910	USD 100,000	4.68%	5.38%		1,419.10
JP Morgan	2022~2026		141,910	USD 100,000	4.69%	5.38%		1,419.10
Woori Bank	2022~2026		141,910	USD 100,000	4.69%	5.38%		1,419.10
Korea Development Bank	2022~2028		283,820	USD 200,000	5.12%	5.50%		1,419.10
Woori Bank	2022~2028		141,910	USD 100,000	5.13%	5.50%		1,419.10
Nomura	2015~2025		111,190	USD 100,000	2.60%	3.25%		1,111.90
Korea Development Bank	2015~2025		111,190	USD 100,000	2.62%	3.25%		1,111.90
Woori Bank	2015~2025		55,595	USD 50,000	2.62%	3.25%		1,111.90
Hana Bank	2015~2025		55,595	USD 50,000	2.62%	3.25%		1,111.90
Woori Bank	2017~2027		111,610	USD 100,000	2.25%	3.13%		1,116.10
Korea Development Bank	2017~2027		111,610	USD 100,000	2.31%	3.13%		1,116.10
Hana Bank	2017~2027		111,610	USD 100,000	2.31%	3.13%		1,116.10
Korea Development Bank	2018~2028		108,600	HKD 800,000	2.69%	3.35%		135.75
Shinhan Bank	2018~2028		115,387	HKD 850,000	2.66%	3.35%		135.75
Korea Development Bank	2018~2023		170,280	USD 150,000	2.15%	3.75%		1,135.20
Woori Bank	2018~2023		170,280	USD 150,000	2.18%	3.75%		1,135.20
Hana Bank	2018~2023		113,520	USD 100,000	2.17%	3.75%		1,135.20
Shinhan Bank	2018~2023		227,040	USD 200,000	2.17%	3.75%		1,135.20
Korea Citi Bank	2019~2024		239,956	CHF 200,000	1.44%	0.00%		1,199.78
Korea Development Bank	2019~2027		119,978	CHF 100,000	1.43%	0.05%		1,199.78
Woori Bank	2021~2026		222,800	USD 200,000	0.93%	1.25%		1,114.00
Shinhan Bank	2021~2026		111,400	USD 100,000	0.92%	1.25%		1,114.00
Korea Development Bank	2021~2026		111,400	USD 100,000	0.93%	1.25%		1,114.00
Nonghyup Bank	2021~2026		111,400	USD 100,000	0.93%	1.25%		1,114.00

	Contract year		Contract amount		Contract interest rate			Contract exchange rate (in won, USD)
Counterparty			Pay	Receive	Pay	Receive

	In millions of won and thousands of foreign currencies except contract exchange rate information
Woori Bank	2022~2027	￦	262,000	USD 200,000	3.62%	4.25%	￦	1,310.00
Export-Import Bank of Korea	2022~2027		131,000	USD 100,000	3.63%	4.25%		1,310.00
Kookmin Bank	2022~2027		131,000	USD 100,000	3.62%	4.25%		1,310.00
Hana Bank	2022~2027		131,000	USD 100,000	3.61%	4.25%		1,310.00
Korea Development Bank	2022~2027		262,000	USD 200,000	3.63%	4.25%		1,310.00
Export-Import Bank of Korea	2022~2032		349,829	HKD 1,935,000	4.87%	5.16%		180.79
JP Morgan	2022~2032		75,194	HKD 415,000	5.00%	5.16%		181.19
HSBC	2019~2024		USD 205,500	AUD 300,000	3M Libor + 0.78%	3M BBSW + 0.97%		USD 0.69

(4)	Currency swap contracts which are designated as hedging instruments as of December 31, 2022 are as follows:

Counterparty	Contract year		Contract amount		Contract interest rate			Contract exchange rate (in won)
			Pay	Receive	Pay	Receive

	In millions of won and thousands of foreign currencies except contract exchange rate information
Kookmin Bank	2020~2025	￦	118,780	USD 100,000	1.29%	2.13%	￦	1,187.80
Shinhan Bank	2020~2025		118,780	USD 100,000	1.29%	2.13%		1,187.80
Hana Bank	2020~2025		118,780	USD 100,000	1.29%	2.13%		1,187.80
Korea Development Bank	2020~2026		118,910	USD 100,000	0.61%	1.00%		1,189.10
Hana Bank	2020~2026		118,910	USD 100,000	0.61%	1.00%		1,189.10
Woori Bank	2020~2026		118,910	USD 100,000	0.62%	1.00%		1,189.10
Nomura	2017~2037		52,457	EUR 40,000	2.60%	1.70%		1,311.42
Nomura	2017~2037		59,423	SEK 450,000	2.62%	2.36%		132.05
Kookmin Bank	2021~2026		114,230	USD 100,000	1.27%	1.25%		1,142.30
Korea Development Bank	2021~2026		114,230	USD 100,000	1.27%	1.25%		1,142.30
Hana Bank	2021~2026		114,230	USD 100,000	1.27%	1.25%		1,142.30
Korea Development Bank	2022~2027		123,710	USD 100,000	3.41%	3.63%		1,237.10
Woori Bank	2022~2027		123,710	USD 100,000	3.41%	3.63%		1,237.10
JP Morgan	2022~2027		123,710	USD 100,000	3.41%	3.63%		1,237.10
Korea Development Bank	2018~2023		320,880	USD 300,000	2.03%	3.75%		1,069.60
BNP Paribas	2019~2024		111,841	CHF 100,000	1.78%	0.13%		1,118.41
Kookmin Bank	2019~2024		111,841	CHF 100,000	1.78%	0.13%		1,118.41
Korea Development Bank	2022~2025		128,560	USD 100,000	3.37%	4.13%		1,285.60
Woori Bank	2022~2025		128,560	USD 100,000	3.37%	4.13%		1,285.60
Kookmin Bank	2022~2025		128,560	USD 100,000	3.37%	4.13%		1,285.60
Woori Bank	2021~2026		220,600	USD 200,000	0.47%	0.75%		1,103.00
Shinhan Bank	2021~2026		220,600	USD 200,000	0.47%	0.75%		1,103.00
Hana Bank	2021~2026		55,150	USD 50,000	0.48%	0.75%		1,103.00
Korea Development Bank	2018~2023		169,335	USD 150,000	2.26%	3.88%		1,128.90
Woori Bank	2018~2023		169,335	USD 150,000	2.26%	3.88%		1,128.90
Credit Agricole	2018~2023		112,890	USD 100,000	2.26%	3.88%		1,128.90
Hana Bank	2018~2023		56,445	USD 50,000	2.26%	3.88%		1,128.90
Kookmin Bank	2018~2023		56,445	USD 50,000	2.26%	3.88%		1,128.90
Woori Bank	2020~2025		245,560	USD 200,000	0.93%	1.75%		1,227.80
Hana Bank	2020~2025		245,560	USD 200,000	0.93%	1.75%		1,227.80
Korea Development Bank	2020~2025		122,780	USD 100,000	0.93%	1.75%		1,227.80
JP Morgan	2022~2025		126,180	USD 100,000	2.80%	3.60%		1,261.80
Hana Bank	2022~2025		126,180	USD 100,000	2.80%	3.60%		1,261.80
Korea Development Bank	2022~2025		252,360	USD 200,000	2.83%	3.60%		1,261.80
Woori Bank	2022~2025		126,180	USD 100,000	2.85%	3.60%		1,261.80

(5)	Interest rate swap contracts which are not designated as hedging instruments as of December 31, 2022 are as follows:

Counterparty	Contract year	Contract amount	Contract interest rate per annum
			Pay	Receive
		In millions of won
Nomura (*1)	2018~2038	30,000	2.56%	3.75%
Hana Bank	2018~2023	200,000	2.15%	3M CD + 0.19%
Hana Bank	2018~2023	200,000	2.17%	3M CD + 0.19%
Hana Bank	2018~2023	150,000	2.03%	3M CD + 0.21%
Hana Bank	2019~2024	200,000	1.87%	3M CD + 0.13%
Shinhan Bank	2021~2025	100,000	2.32%	3M CD + 0.43%
Hana Bank	2022~2027	200,000	3.02%	3M CD + 0.61%
Hana Bank	2022~2027	200,000	3.04%	3M CD + 0.58%
Hana Bank	2022~2027	250,000	3.38%	3M CD + 0.59%
Nomura	2022~2027	200,000	3.55%	3M CD + 0.60%
Shinhan Bank	2022~2027	150,000	3.53%	3M CD + 0.55%
Hana Bank	2022~2027	200,000	3.70%	3M CD + 0.59%
Nomura	2022~2027	300,000	3.89%	3M CD + 0.67%
Hana Bank	2022~2027	200,000	3.93%	3M CD + 0.67%
Nomura	2022~2027	200,000	3.80%	3M CD + 0.68%
Nomura	2022~2027	300,000	4.04%	3M CD + 0.60%
Hana Bank	2022~2027	100,000	4.68%	3M CD + 1.04%
Hana Bank	2022~2027	100,000	5.45%	3M CD + 1.20%
Nomura	2017~2032	52,457	3M Libor + 2.22%	2.60%
Nomura	2017~2032	59,423	3M Libor + 2.24%	2.62%
Nomura (*2)	2021~2041	30,000	1.84%	2.60%
Nomura (*3)	2021~2041	50,000	1.87%	2.38%
ANZ	2022 - 2025	AUD 540	0.48%	3.33%
DBS Bank	2022 - 2025	AUD 540	0.48%	3.33%
Societe Generale	2022 - 2025	AUD 540	0.48%	3.28%

(*1)
2.56% of the contract paying interest rate is applied for five years from the date of issuance, and 3M CD + 0.10% is applied thereafter. Depending on the counterparty exercising the right, the contract may be early settled on the same date every year from June 15, 2023.

(*2)	1.84% of the contract paying interest rate is applied for five years from the date of issuance, and 3M CMT + 0.35% is applied thereafter.

(*3)	1.87% of the contract paying interest rate is applied for five years from the date of issuance, and 3M CMT + 0.35% is applied thereafter.

(6)	Interest rate swap contracts which are designated as hedging instruments as of December 31, 2022 are as follows:

Counterparty	Contract year	Contract amount	Contract interest rate per annum
			Pay	Receive
		In thousands of USD
Export-Import Bank of Korea	2015~2031	USD 15,893	2.67%	6M USD Libor
ING Bank	2015~2031	USD 7,861	2.67%	6M USD Libor
BNP Paribas	2015~2031	USD 7,861	2.67%	6M USD Libor
BNP Paribas	2009~2027	USD 51,891	4.16%	6M USD Libor
KFW	2009~2027	USD 51,891	4.16%	6M USD Libor
Export-Import Bank of Korea	2016~2036	USD 66,124	3.00%	6M USD Libor

(7)
Gain and loss on valuation and transaction of derivatives for the years ended December 31, 2020, 2021 and 2022 are as follows and included in finance income and expenses in the consolidated statements of comprehensive income (loss):

		Net income effects of valuation gain (loss)			Net income effects of transaction gain (loss)			Other comprehensive income (loss) (*)
		2020	2021	2022	2020	2021	2022	2020	2021	2022

		In millions of won
Currency forward	￦	(40,590)	33,066	(20,570)	(17,911)	33,032	(2,710)	—	—	—
Currency swap		(406,607)	787,264	155,937	93,557	61,353	234,195	105,642	(59,108)	(102,969)
- Trading		(108,090)	420,551	(77,618)	16,661	16,265	104,572	—	—	—
- Hedging		(298,517)	366,713	233,555	76,896	45,088	129,623	105,642	(59,108)	(102,969)
Interest rate swap		(1,845)	18,123	66,341	(10,253)	(10,303)	(6,800)	5,578	18,648	37,917
- Trading		(309)	18,123	66,341	(11,975)	(10,303)	(6,800)	—	—	—
- Hedging		(1,536)	—	—	1,722	—	—	5,578	18,648	37,917
Other derivatives		(6,673)	(15,459)	22,510	—	—	—	—	—	—

	￦	(455,715)	822,994	224,218	65,393	84,082	224,685	111,220	(40,460)	(65,052)

(*)	For the year ended December 31, 2022, the net loss on valuation of derivatives applying cash flow hedge accounting of ￦24,415 million, net of tax, is included in other comprehensive income (loss).